TAXATION (Current and Deferred Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PRC	¥ (234,278,825)		¥ (104,597,580)	¥ (28,241,780)
Other countries	(35,469,815)		(12,024,951)	(7,722,360)
Total current income tax expenses	(269,748,640)		(116,622,531)	(35,964,140)
Deferred tax benefit	(22,048,774)	$ (3,175,684)	6,554,493	170,760,020
Income tax (expense)/benefit, net	¥ (257,487,006)	$ (37,085,843)	¥ (100,533,829)	¥ 135,392,962